Borrowings and other financial liabilities (Details Narrative)									1 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 12, 2026 USD ($)	Mar. 10, 2026 USD ($)	Feb. 12, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 20, 2025 USD ($)	Oct. 30, 2022 INR (₨)	Jun. 30, 2026 USD ($)	May 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Feb. 12, 2026 AUD ($)	Sep. 19, 2025 USD ($)	Aug. 28, 2025 USD ($)	Mar. 11, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Convertible notes	$ 23,331,928					$ 3,618,446			$ 23,331,928			$ 23,331,928	$ 3,618,446
Borrowings maturity date				10 March 2027	12 February 2027
Interest rate	2.65%								2.65%			2.65%
Proceeds from borrowings												$ 17,900,000	646,355	$ 500,000
Repayment of borrowings												2,190,392	10,000	$ 69,805
Net cash flow from borrowings												15,709,608
Deferred consideration payable in twelve months	$ 7,200,000								$ 7,200,000			7,200,000
Deferred consideration payable in twenty-four months	$ 4,800,000								$ 4,800,000			$ 4,800,000
Liability present value discount rate	12.00%								12.00%			12.00%
Currency exchange differences iin translation												$ (7,931,418)	44,922
Current deferred consideration payable	$ 6,719,772								$ 6,719,772			$ 6,719,772
Note interest rate	9.50%			9.00%					9.50%			9.50%
Secured non-convertible debenture facility																		$ 14,400,000
Capitalised cost			$ 200,000
Revised principal amount			12,200,000
Principal amount repayment			2,600,000
Interest amount			115,200
Remaining amortisation amount			9,600,000
Interest expense net			1,267,200
Loan amount			$ 200,000
Outstanding promissory note							$ 322,524.59
Loan payment		$ 122,524.59
Interest payable	$ 1,752								$ 1,752			$ 1,752
advanced payment	243,000								243,000			243,000
Cash settlements amount	1,882,310
Share price | $ / shares					$ 7.1190
Listing price share | $ / shares					$ 10.17
Carrying conversion amount					$ 2,304,667	2,304,667
Financial liabilities	$ 375,000					$ 1,929,667			$ 375,000			$ 375,000	$ 1,929,667
Instrument discount percentage	7.39%				30.00%				7.39%			7.39%			30.00%
Remeasurement loss					$ 987,972
Brain LLC promissory notes [member]
IfrsStatementLineItems [Line Items]
Cash settlements amount	$ 1,622,301
Karmic facility [member]
IfrsStatementLineItems [Line Items]
Cash settlements amount	211,955
Patel convertible note [member]
IfrsStatementLineItems [Line Items]
Cash settlements amount	48,055
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Debt received	9,370,000								$ 9,370,000			$ 9,370,000
Debt principal price	12,000,000								12,000,000			12,000,000
Debt discount	2,600,000								2,600,000			2,600,000
Debt transaction expense												30,000
Debt repay												2,600,000
Debt interest												140,000
Debt balance	9,400,000								9,400,000			9,400,000
Discounted amount												9,710,812
Compared amount												9,799,227
Settlement amount												200,000
Interest debt									115,200	$ 115,200	$ 115,200	345,600
Principal reduction												$ 2,600,000
VIS Networks Private Limited and VIS Global PTE Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage												20.30%
Deferred consideration payable in twelve months	7,200,000								7,200,000			$ 7,200,000
Deferred consideration payable in twenty-four months	4,800,000								4,800,000			4,800,000
Liability recognised at present value	10,255,102								10,255,102			10,255,102			$ 14,411,329
Interest of recognised in profit or loss												445,940
Currency exchange differences iin translation												19,332
Carrying amount	10,720,374								10,720,374			10,720,374
Current deferred consideration payable	6,719,772								6,719,772			6,719,772
Raptor 300 Inc [member]
IfrsStatementLineItems [Line Items]
Remeasurement loss					452,161
Braiin LLC [member]
IfrsStatementLineItems [Line Items]
Remeasurement loss					$ 535,811
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Convertible notes	2,252,236								2,252,236			2,252,236
Loan against property	$ 1,965,820								$ 1,965,820			$ 1,965,820
Total amount of loan against property | ₨								₨ 249,300,000
Borrowings maturity date								120 monthly instalments
Interest rate	2.65%							2.65%	2.65%			2.65%
Ragur Kuppuswamy Padmanabhan [member]
IfrsStatementLineItems [Line Items]
Financial liabilities																	$ 175,000
Renuka Ragur [member]
IfrsStatementLineItems [Line Items]
Financial liabilities																$ 200,000
Long term borrowings from banks [member]
IfrsStatementLineItems [Line Items]
Convertible notes	$ 1,714,361								$ 1,714,361			$ 1,714,361
Current maturities of long term debt [member]
IfrsStatementLineItems [Line Items]
Convertible notes	252,806								252,806			252,806
Promissory notes [member]
IfrsStatementLineItems [Line Items]
Convertible notes	18,443,032					$ 1,443,925			18,443,032			18,443,032	$ 1,443,925
Promissory notes [member] | Streeterville Capital LLC [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity date				10 March 2027	12 February 2027
Note issued amount				$ 2,190,000	$ 7,115,000
Note interest rate				9.00%	9.00%										9.00%
Note prepayment rate				5.00%	5.00%										5.00%
Streeterville notes [member]
IfrsStatementLineItems [Line Items]
Convertible notes	10,181,177								10,181,177			10,181,177
Advaitha notes [member]
IfrsStatementLineItems [Line Items]
Convertible notes	10,521,600								10,521,600			10,521,600
Note 1 [member]
IfrsStatementLineItems [Line Items]
Aggregate maturity amount received in cash												10,181,000
Placement agent fee amount												595,000
Aggregate carrying amount												8,662,042
Interest accerted expense												757,042
Note 2 [member]
IfrsStatementLineItems [Line Items]
Aggregate maturity amount received in cash												8,500,000
Placement agent fee amount												595,000
Aggregate carrying amount												8,662,042
Interest accerted expense												757,042
Karmic trading loan facility [member]
IfrsStatementLineItems [Line Items]
Convertible notes	$ 6,869								$ 6,869			$ 6,869